Results for the Year - Staff Costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Results for the Year
Wages and salaries	kr 2,631	kr 1,913	kr 1,174
Share-based compensation	586	439	310
Defined contribution plans	170	112	80
Other social security costs	335	263	155
Government grants	(174)	(144)	(122)
Total	3,548	2,583	1,597
Cost of product sales	3
Research and development expenses	2,178	1,662	1,190
Selling, general and administrative expenses	1,541	1,065	529
Government grants related to research and development expenses	(174)	(144)	(122)
Total	kr 3,548	kr 2,583	kr 1,597
Average number of FTE	2,011	1,460	1,022
Number of FTE at year-end	2,204	1,660	1,212
Pension obligations	kr 0